Income Taxes - (Tables)	9 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation	The following table summarizes the Company's effective tax rate:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Effective income tax rate	10.5%	9.3%	9.6%	10.5%